Investment in Equity-accounted Investees (Condensed Information Regarding Statement of Financial Position) (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Apr. 30, 2021	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Current assets			$ 1,262,685		$ 1,096,041
Non-current assets			2,950,556		3,012,399
Current liabilities			(182,843)		(358,799)
Non-current liabilities			(1,370,857)		(1,679,417)
Non-controlling interests			$ (1,051,636)		$ (866,915)
Qoros [Member]
Disclosure of associates [line items]
Proportion of ownership interest		12.00%
Z I M Member
Disclosure of associates [line items]
Principal place of business			International	[1]	International
Proportion of ownership interest			0.00%	[1]	21.00%	21.00%
Current assets			$ 0	[1]	$ 2,571,400
Non-current assets			0	[1]	5,774,600
Current liabilities			0	[1]	(2,518,100)
Non-current liabilities			0	[1]	(3,369,900)
Total net assets			0	[1]	2,458,000
Group's share of net assets			0	[1]	507,019
Excess cost			0	[1]	150,884
Total impairment loss					(928,809)
Unrecognised losses	[1]				270,906
Book value of investment			0	[1]	0
Investments in equity-accounted investees			$ 0	[1]	$ 0
Renewable [Member]
Disclosure of associates [line items]
Principal place of business	[2]		US		US
Proportion of ownership interest	[2]		67.00%		0.00%
Current assets	[2]		$ 245,833		$ 0
Non-current assets	[2]		1,069,378		0
Current liabilities	[2]		(135,901)		0
Non-current liabilities	[2]		(382,588)		0
Total net assets	[2]		796,722		0
Group's share of net assets	[2]		531,175		0
Excess cost	[2]		63,488		0
Total impairment loss	[2]				0
Unrecognised losses	[1],[2]				0
Book value of investment	[2]		594,663		0
Investments in equity-accounted investees	[2]		$ 594,663		$ 0
Fairview [Member]
Disclosure of associates [line items]
Principal place of business			US		US
Proportion of ownership interest			25.00%		25.00%
Current assets			$ 30,230		$ 44,500
Non-current assets			868,860		911,763
Current liabilities			(16,081)		(64,909)
Non-current liabilities			(526,244)		(344,274)
Total net assets			356,765		547,080
Group's share of net assets			89,191		136,770
Excess cost			77,478		79,018
Total impairment loss					0
Unrecognised losses	[1]				0
Book value of investment			166,669		215,788
Investments in equity-accounted investees			$ 166,669		$ 215,788
Maryland [Member]
Disclosure of associates [line items]
Principal place of business			US		US
Proportion of ownership interest			75.00%		25.00%
Current assets			$ 44,165		$ 46,586
Non-current assets			645,692		650,720
Current liabilities			(52,720)		(64,155)
Non-current liabilities			(291,268)		(314,069)
Total net assets			345,869		319,082
Group's share of net assets			259,402		79,771
Excess cost			(4,390)		(13,943)
Total impairment loss					0
Unrecognised losses	[1]				0
Book value of investment			255,012		65,828
Investments in equity-accounted investees			$ 255,012		$ 65,828
Shore [Member]
Disclosure of associates [line items]
Principal place of business			US		US
Proportion of ownership interest			69.00%		37.50%
Current assets			$ 35,088		$ 54,014
Non-current assets			905,818		935,750
Current liabilities			(495,123)		(64,360)
Non-current liabilities			(219,889)		(645,995)
Total net assets			225,894		279,409
Group's share of net assets			155,370		104,862
Excess cost			(103,388)		(48,999)
Total impairment loss					0
Unrecognised losses	[1]				0
Book value of investment			51,982		55,863
Investments in equity-accounted investees			$ 51,982		$ 55,863
Towantic [Member]
Disclosure of associates [line items]
Principal place of business			US		US
Proportion of ownership interest			26.00%		26.00%
Current assets			$ 80,531		$ 74,591
Non-current assets			816,325		880,572
Current liabilities			(72,216)		(201,226)
Non-current liabilities			(231,226)		(222,946)
Total net assets			593,414		530,991
Group's share of net assets			154,288		138,058
Excess cost			27,258		26,561
Total impairment loss					0
Unrecognised losses	[1]				0
Book value of investment			181,546		164,619
Investments in equity-accounted investees			$ 181,546		$ 164,619
Valley [Member]
Disclosure of associates [line items]
Principal place of business			US		US
Proportion of ownership interest			50.00%		50.00%
Current assets			$ 40,886		$ 48,015
Non-current assets			663,285		673,339
Current liabilities			(54,116)		(105,317)
Non-current liabilities			(416,031)		(371,771)
Total net assets			234,024		244,266
Group's share of net assets			117,012		122,133
Excess cost			(503)		(503)
Total impairment loss					0
Unrecognised losses	[1]				0
Book value of investment			116,509		121,630
Investments in equity-accounted investees			$ 116,509		$ 121,630
Three Rivers [Member]
Disclosure of associates [line items]
Principal place of business			US		US
Proportion of ownership interest			10.00%		10.00%
Current assets			$ 48,565		$ 52,425
Non-current assets			1,304,935		1,393,984
Current liabilities			(93,004)		(120,546)
Non-current liabilities			(646,397)		(711,571)
Total net assets			614,099		614,292
Group's share of net assets			62,351		62,370
Excess cost			8,344		8,368
Total impairment loss					0
Unrecognised losses	[1]				0
Book value of investment			70,695		70,738
Investments in equity-accounted investees			$ 70,695		$ 70,738

[1]	Following the disposal of ZIM, ZIM will no longer be an associate to the Group. Refer to Note 5 for further details. In 2023, additional share of losses of $271 million were unrecognized as the carrying amount of ZIM has been reduced to zero.
[2]	Refer to Note 11.A.7 for deconsolidation of CPV Renewable